Financial risk management - Market risk - Currency risk transaction risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial risk management
USD/SEK exchange rate - increase	3.00%	3.00%
USD/SEK exchange rate - decrease	3.00%	3.00%
Sensitivity analysis risk assumption	3.00%
Currency risk
Financial risk management
(Increase)/decrease in loss before tax due to increase in risk component		$ 908
(Increase)/decrease in loss before tax due to decrease in risk component		(908)
Currency risk | United States of America, Dollars
Financial risk management
(Increase)/decrease in loss before tax due to increase in risk component	$ 522
(Increase)/decrease in loss before tax due to decrease in risk component	(522)
Currency risk | United States of America, Dollars | Trade receivables
Financial risk management
Net foreign currency position	18,095	31,641
Currency risk | United States of America, Dollars | Trade payable
Financial risk management
Net foreign currency position	2,258	2,918
Currency risk | United States of America, Dollars | Interest-bearing debt and borrowings
Financial risk management
Net foreign currency position	0	0
Currency risk | Euro Member Countries, Euro
Financial risk management
(Increase)/decrease in loss before tax due to increase in risk component	221
(Increase)/decrease in loss before tax due to decrease in risk component	(221)
Currency risk | Euro Member Countries, Euro | Trade receivables
Financial risk management
Net foreign currency position	8,509	6,517
Currency risk | Euro Member Countries, Euro | Trade payable
Financial risk management
Net foreign currency position	1,183	1,379
Currency risk | Euro Member Countries, Euro | Interest-bearing debt and borrowings
Financial risk management
Net foreign currency position	0	0
Currency risk | United Kingdom, Pounds
Financial risk management
(Increase)/decrease in loss before tax due to increase in risk component	57
(Increase)/decrease in loss before tax due to decrease in risk component	(57)
Currency risk | United Kingdom, Pounds | Trade receivables
Financial risk management
Net foreign currency position	1,912	1,695
Currency risk | United Kingdom, Pounds | Trade payable
Financial risk management
Net foreign currency position	8	219
Currency risk | United Kingdom, Pounds | Interest-bearing debt and borrowings
Financial risk management
Net foreign currency position	0	0
Currency risk | Japan, Yen
Financial risk management
(Increase)/decrease in loss before tax due to increase in risk component	42
(Increase)/decrease in loss before tax due to decrease in risk component	(42)
Currency risk | Japan, Yen | Trade receivables
Financial risk management
Net foreign currency position	1,403
Currency risk | Japan, Yen | Trade payable
Financial risk management
Net foreign currency position	2
Currency risk | Japan, Yen | Interest-bearing debt and borrowings
Financial risk management
Net foreign currency position	$ 0
Currency risk | China, Yuan Renminbi | Trade receivables
Financial risk management
Net foreign currency position		690
Currency risk | China, Yuan Renminbi | Trade payable
Financial risk management
Net foreign currency position		378
Currency risk | China, Yuan Renminbi | Interest-bearing debt and borrowings
Financial risk management
Net foreign currency position		$ 0